UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22148

PowerShares Actively Managed Exchange-Traded Fund Trust
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road, Wheaton IL		60187
(Address of principal executive offices)		(Zip code)

Andrew Schlossberg 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.          Schedule of Investments.

The schedules of investments for the nine-month period ended July 31, 2010 is set forth below.

Schedule of Investments

PowerShares Active AlphaQ Fund

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 19.7%
10,510	Bed Bath & Beyond, Inc.*	$398,119
15,137	DIRECTV, Class A*	562,491
9,984	Discovery Communications, Inc., Class A*	385,482
10,632	Dollar Tree, Inc.*	471,210
15,677	Mattel, Inc.	331,725
4,510	Netflix, Inc.*	462,501
10,870	O’Reilly Automotive, Inc.*	535,674
2,378	Priceline.com, Inc.*	533,623
9,605	Ross Stores, Inc.	505,799
		4,186,624
	Consumer Staples - 2.3%
11,410	Hansen Natural Corp.*	477,965

	Financials - 5.7%
5,908	Arch Capital Group Ltd.*	462,360
1,428	CME Group, Inc.	398,127
7,401	T. Rowe Price Group, Inc.	356,950
		1,217,437
	Health Care - 7.4%
905	Intuitive Surgical, Inc.*	297,175
22,122	Mylan, Inc.*	384,923
7,149	Perrigo Co.	400,415
19,315	Warner Chilcott PLC, Class A (Ireland)*	494,464
		1,576,977
	Information Technology - 58.0%
11,383	Adobe Systems, Inc.*	326,920
17,507	Altera Corp.	485,294
27,742	ARM Holdings PLC ADR (United Kingdom)	428,614
13,029	AsiaInfo-Linkage, Inc.*	265,792
12,721	ASML Holding NV (Netherlands)	409,489
11,334	BMC Software, Inc.*	403,264
12,344	Broadcom Corp., Class A	444,754
12,919	Check Point Software Technologies Ltd. (Israel)*	439,504
14,829	Cisco Systems, Inc.*	342,105
13,101	Citrix Systems, Inc.*	720,817
9,069	Cognizant Technology Solutions Corp., Class A*	494,805
20,085	eBay, Inc.*	419,977
5,122	F5 Networks, Inc.*	449,865
8,626	Fiserv, Inc.*	432,163
841	Google, Inc., Class A*	407,759
20,434	Intel Corp.	420,940
10,141	Intuit, Inc.*	403,105
13,057	Linear Technology Corp.	416,257
19,567	Marvell Technology Group Ltd. (Bermuda)*	291,940
9,858	Microchip Technology, Inc.	300,176
37,729	Micron Technology, Inc.*	274,667
13,195	NetApp, Inc.*	558,148
27,860	Nuance Communications, Inc.*	459,969
12,790	Oracle Corp.	302,356
11,451	QUALCOMM, Inc.	436,054
6,518	Research In Motion Ltd. (Canada)*	374,981
10,902	SanDisk Corp.*	476,417
22,464	Seagate Technology (Ireland)*	281,923
32,607	Telefonaktiebolaget LM Ericsson ADR (Sweden)	358,677
16,872	Xilinx, Inc.	471,066
		12,297,798
	Materials - 1.8%
4,250	Randgold Resources Ltd. ADR (Jersey Island)	381,990

	Telecommunication Services - 5.1%
6,843	Millicom International Cellular SA (Luxembourg)	637,904
11,821	NII Holdings, Inc.*	442,815
		1,080,719
	Total Common Stocks and Other Equity Interests (Cost $20,273,705)	21,219,510

	Money Market Fund - 0.0%
9,094	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $9,094)	9,094

	Total Investments (Cost $20,282,799)(a)-100.0%	$21,228,604
	Liabilities in excess of other assets-(0.0%)	(11,291)
	Net Assets-100.0%	$21,217,313

Investment Abbreviations:

ADR       - American Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $20,304,860. The net unrealized appreciation was $923,744 which consisted of aggregate gross unrealized appreciation of $1,796,482 and aggregate gross unrealized depreciation of $872,738.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Active Alpha Multi-Cap Fund

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Consumer Discretionary - 8.0%
2,640	Bridgepoint Education, Inc.*	$48,972
876	DeVry, Inc.	47,129
2,535	Grand Canyon Education, Inc.*	61,525
480	ITT Educational Services, Inc.*	38,755
		196,381
	Consumer Staples - 6.5%
5,031	Cosan Ltd., Class A (Brazil)*	57,152
3,908	Cresud S.A.C.I.F.y A. ADR (Argentina)	50,140
1,266	Hansen Natural Corp.*	53,033
		160,325
	Energy - 3.9%
2,580	Cheniere Energy Partners LP	45,614
709	Cimarex Energy Co.	48,829
		94,443
	Financials - 21.5%
8,626	BBVA Banco Frances SA ADR (Argentina)	68,145
1,986	CNinsure, Inc. ADR (Cayman Islands)	46,830
2,808	E-House China Holdings Ltd. ADR (Cayman Islands)	45,770
3,389	EZCORP, Inc., Class A*	67,441
3,000	First Financial Bancorp	47,700
312	Goldman Sachs Group, Inc. (The)	47,056
2,333	Greenlight Capital Re Ltd., Class A (Cayman Islands)*	60,168
1,931	Hartford Financial Services Group, Inc. (The)	45,205
446	IntercontinentalExchange, Inc.*	47,107
1,249	World Acceptance Corp.*	51,746
		527,168
	Health Care - 8.6%
2,400	Cubist Pharmaceuticals, Inc.*	51,792
2,676	Impax Laboratories, Inc.*	43,860
3,139	Mylan, Inc.*	54,618
2,273	Par Pharmaceutical Cos., Inc.*	60,007
		210,277
	Industrials - 1.8%
4,000	Seaspan Corp. (Hong Kong)	45,120

	Information Technology - 42.1%
1,645	AsiaInfo-Linkage, Inc.*	33,558
1,476	Atheros Communications, Inc.*	39,026
2,388	Avago Technologies Ltd. (Singapore)*	51,963
2,890	Cirrus Logic, Inc.*	56,355
1,068	Cognizant Technology Solutions Corp., Class A*	58,270
1,149	DG Fastchannel, Inc.*	43,811
3,300	Ebix, Inc.*	54,813
2,093	InterDigital, Inc.*	57,118
960	Lam Research Corp.*	40,502
2,359	LG Display Co. Ltd. ADR (South Korea)	36,258
1,755	Longtop Financial Technologies Ltd. ADR (Cayman Islands)*	58,494
1,538	Microchip Technology, Inc.	46,832
2,040	Netlogic Microsystems, Inc.*	60,302
1,706	Novellus Systems, Inc.*	45,567
1,438	Perfect World Co. Ltd. ADR (Cayman Islands)*	33,592
729	Research In Motion Ltd. (Canada)*	41,939
2,570	Semtech Corp.*	44,667
2,652	Skyworks Solutions, Inc.*	46,490
3,852	Teradyne, Inc.*	41,448
1,728	Texas Instruments, Inc.	42,664
2,264	Trina Solar Ltd. ADR (Cayman Islands)*	49,219
1,127	Veeco Instruments, Inc.*	48,799
		1,031,687
	Materials - 7.6%
5,375	China Green Agriculture, Inc.*	57,835
3,212	Gold Fields Ltd. ADR (South Africa)	43,458
758	Newmont Mining Corp.	42,372
4,401	Yamana Gold, Inc. (Canada)	41,458
		185,123
	Total Common Stocks and Other Equity Interests (Cost $2,669,147)	2,450,524

	Money Market Fund - 0.0%
1,160	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $1,160)	1,160

	Total Investments (Cost $2,670,307)(a)-100.0%	$2,451,684
	Liabilities in excess of other assets-0.0%	(562)
	Net Assets-100.0%	$2,451,122

Investment Abbreviations:

ADR       - American Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $2,670,313. The net unrealized depreciation was $218,629 which consisted of aggregate gross unrealized appreciation of $54,636 and aggregate gross unrealized depreciation of $273,265.

This Fund has holdings greater than 10% of net assets in the following country:

Cayman Islands	12%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Active Low Duration Fund

July 31, 2010 (Unaudited)

Principal Amount		Value
	Long-Term Investments - 49.5%
	Corporate Bonds - 5.3%
$100,000	Citigroup Funding, Inc. 1.875%, 10/22/12	$102,383
80,000	Citigroup Funding, Inc. 2.250%, 12/10/12	82,673
50,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 7.625%, 05/15/16	55,566
50,000	Discovery Communications LLC 3.700%, 06/01/15	52,304
50,000	Morgan Stanley 2.250%, 03/13/12	51,317
50,000	Southern Power Co., Series D 4.875%, 07/15/15	55,072
25,000	Union Pacific Corp. 4.000%, 02/01/21	25,339
50,000	Wells Fargo & Co. 2.125%, 06/15/12	51,394
		476,048
	United States Government and Agencies Obligations-44.2%
	Federal Home Loan Mortgage Corporation-2.3%
200,000	1.125%, 07/27/12	201,901

	Federal National Mortgage Association-5.7%
300,000	1.125%, 07/30/12, Series 1	302,846
200,000	1.250%, 08/20/13	201,494
		504,340
	United States Treasury Notes-36.2%
745,000	1.125%, 06/15/13	752,105
340,000	1.375%, 03/15/12	345,233
385,000	1.375%, 05/15/12	391,031
145,000	1.375%, 10/15/12	147,424
130,000	1.375%, 01/15/13	132,204
285,000	1.375%, 03/15/13	289,875
250,000	1.375%, 05/15/13	254,259
195,000	1.500%, 07/15/12	198,786
700,000	1.875%, 06/15/12	717,883
		3,228,800
	Total Long-Term Investments (Cost $4,341,100)	4,411,089

	Short-Term Investments-52.2%
	Corporate Bonds - 1.1%
100,000	Citibank NA, Series 1 1.500%, 07/12/11	101,087

	United States Government Obligations-44.4%
	United States Treasury Notes-44.4%
360,000	0.875%, 02/28/11	361,392
1,175,000	0.875%, 03/31/11 (a)	1,180,049
183,000	4.250%, 01/15/11	186,353
1,376,000	4.375%, 12/15/10	1,397,285
706,000	4.750%, 03/31/11	727,070
96,000	4.875%, 05/31/11	99,634
		3,951,783

Number of Shares
	Money Market Fund - 6.7%
600,888	Goldman Sachs Financial Square Prime Obligations Institutional Share Class	600,888

	Total Short-Term Investments (Cost $4,639,100)	4,653,758
	Total Investments (Cost $8,980,200)(b)-101.7%	9,064,847
	Liabilities in excess of other assets(c)-(1.7%)	(155,576)
	Net Assets-100.0%	$8,909,271

Notes to Schedule of Investments:

(a) All or portion of security segregated as collateral for financial futures contracts.

(b) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $8,982,344. The net unrealized appreciation was $82,503 which consisted of aggregate gross unrealized appreciation of $84,647 and aggregate gross unrealized depreciation of $2,144.

(c) Includes net unrealized appreciation on financial futures contracts as follows:

Open Futures Contracts as of July 31, 2010

	Number
	of			Unrealized
Contract	Contracts	Expiration Date/Commitment	Value	Appreciation
U.S. Treasury 2 Year Notes	12	September-2010/Long	$2,629,500	$10,490
U.S. Treasury 5 Year Notes	1	September-2010/Long	119,828	2,107
			$2,749,328	$12,597

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Active Mega Cap Fund

July 31, 2010 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Consumer Discretionary - 13.7%
14,821	Ford Motor Co.*	$189,264
4,623	Gap, Inc. (The)	83,723
1,120	Home Depot, Inc. (The)	31,931
951	Johnson Controls, Inc.	27,398
1,158	Target Corp.	59,429
1,981	Time Warner, Inc.	62,322
		454,067
	Consumer Staples - 0.3%
144	Procter & Gamble Co. (The)	8,807

	Energy - 11.6%
816	Chevron Corp.	62,187
1,162	ConocoPhillips	64,166
2,336	Exxon Mobil Corp.	139,413
1,929	National Oilwell Varco, Inc.	75,540
551	Occidental Petroleum Corp.	42,939
		384,245
	Financials - 17.6%
820	Aflac, Inc.	40,336
3,290	American Express Co.	146,866
714	Berkshire Hathaway, Inc., Class B*	55,778
2,412	Capital One Financial Corp.	102,100
922	Chubb Corp. (The)	48,525
302	Goldman Sachs Group, Inc. (The)	45,548
165	PNC Financial Services Group, Inc.	9,799
925	Prudential Financial, Inc.	52,993
824	Travelers Cos., Inc. (The)	41,571
405	U.S. Bancorp	9,679
1,176	Wells Fargo & Co.	32,610
		585,805
	Health Care - 24.9%
416	Abbott Laboratories	20,417
791	Aetna, Inc.	22,029
2,560	Amgen, Inc.*	139,597
276	Bristol-Myers Squibb Co.	6,878
2,625	Cardinal Health, Inc.	84,709
3,794	Eli Lilly & Co.	135,067
914	Johnson & Johnson	53,094
409	Medtronic, Inc.	15,121
14,258	Pfizer, Inc.	213,870
4,543	UnitedHealth Group, Inc.	138,334
		829,116
	Industrials - 2.5%
44	Deere & Co.	2,934
2,152	General Electric Co.	34,690
1,011	Raytheon Co.	46,779
		84,403
	Information Technology - 23.9%
133	Apple, Inc.*	34,214
1,107	Corning, Inc.	20,059
3,932	Dell, Inc.*	52,060
169	EMC Corp.*	3,345
38	Google, Inc., Class A*	18,424
2,449	Hewlett-Packard Co.	112,752
2,067	Intel Corp.	42,580
1,505	International Business Machines Corp.	193,242
9,268	Microsoft Corp.	239,207
1,054	Motorola, Inc.*	7,894
2,750	Texas Instruments, Inc.	67,898
49	Visa, Inc., Class A	3,594
		795,269
	Materials - 1.9%
887	Freeport-McMoRan Copper & Gold, Inc.	63,456

	Telecommunication Services - 3.6%
4,265	AT&T, Inc.	110,634
2,269	Sprint Nextel Corp.*	10,369
		121,003
	Total Common Stocks (Cost $3,239,291)	3,326,171

	Money Market Fund - 0.0%
169	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $169)	$169

	Total Investments (Cost $3,239,460)(a)-100.0%	3,326,340
	Liabilities in excess of other assets-0.0%	(775)
	Net Assets-100.0%	$3,325,565

Notes to Schedule of Investments:

* Non-income producing security.

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $3,277,653. The net unrealized appreciation was $48,687 which consisted of aggregate gross unrealized appreciation of $214,803 and aggregate gross unrealized depreciation of $166,116.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Active U.S. Real Estate Fund

July 31, 2010 (Unaudited)

Number of Shares		Value
	Real Estate Investment Trust, Common Stocks and Other Equity Interests - 99.7%
	Apartments - 16.1%
1,632	Associated Estates Realty Corp.	$22,587
4,213	AvalonBay Communities, Inc.	442,744
3,317	Camden Property Trust	150,990
14,582	Equity Residential	668,585
1,506	Essex Property Trust, Inc.	158,296
1,809	Home Properties, Inc.	89,853
8,042	UDR, Inc.	169,766
		1,702,821
	Diversified - 9.9%
3,926	Digital Realty Trust, Inc.	248,202
3,049	DuPont Fabros Technology, Inc.	76,957
5,834	Liberty Property Trust	184,938
946	PS Business Parks, Inc.	54,934
4,657	Vornado Realty Trust	385,506
3,090	Washington Real Estate Investment Trust	93,782
		1,044,319
	Forestry - 2.9%
8,422	Plum Creek Timber Co., Inc.	302,181

	Health Care - 14.4%
7,594	HCP, Inc.	269,359
6,363	Health Care REIT, Inc.	288,308
1,199	LTC Properties, Inc.	29,555
5,552	Medical Properties Trust, Inc.	55,187
5,806	Nationwide Health Properties, Inc.	217,261
4,591	OMEGA Healthcare Investors, Inc.	100,910
6,568	Senior Housing Properties Trust	148,108
8,096	Ventas, Inc.	410,629
		1,519,317
	Hotels - 6.6%
6,383	Hospitality Properties Trust	130,532
33,790	Host Hotels & Resorts, Inc.	484,549
3,569	LaSalle Hotel Properties	84,657
		699,738
	Office Property - 15.0%
2,278	Alexandria Real Estate Equities, Inc.	160,713
5,805	BioMed Realty Trust, Inc.	104,722
7,166	Boston Properties, Inc.	586,895
6,651	Brandywine Realty Trust	75,555
3,341	CommonWealth REIT	86,699
3,001	Corporate Office Properties Trust	112,538
3,664	Highwoods Properties, Inc.	114,720
2,643	Kilroy Realty Corp.	88,752
4,097	Mack-Cali Realty Corp.	132,005
2,016	SL Green Realty Corp.	121,444
		1,584,043
	Regional Malls - 14.3%
3,334	Macerich Co. (The)	138,194
14,440	Simon Property Group, Inc.	1,288,337
2,053	Taubman Centers, Inc.	84,153
		1,510,684
	Shopping Centers - 7.6%
12,914	Developers Diversified Realty Corp.	146,574
3,151	Federal Realty Investment Trust	246,377
10,409	Kimco Realty Corp.	156,863
4,219	Regency Centers Corp.	159,225
2,083	Tanger Factory Outlet Centers, Inc.	93,110
		802,149
	Single Tenant - 0.9%
4,262	National Retail Properties, Inc.	98,537

	Storage - 6.5%
6,602	Public Storage	647,789
4,803	U-Store-It Trust	38,760
		686,549
	Warehouse/Industrial - 5.5%
8,697	AMB Property Corp.	217,077
10,724	DCT Industrial Trust, Inc.	50,296
1,387	EastGroup Properties, Inc.	50,306
24,479	ProLogis	265,842
		583,521
	Total Real Estate Investment Trust, Common Stocks and Other Equity Interests (Cost $9,428,994)	$10,533,859

	Money Market Fund - 0.2%
26,964	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $26,964)	26,964

	Total Investments (Cost $9,455,958)(a)-99.9%	10,560,823
	Other assets less liabilities-0.1%	5,899
	Net Assets-100.0%	$10,566,722

Investment Abbreviations: REIT - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) At July 31, 2010, the aggregate cost of investments for Federal income tax purposes was $9,488,610. The net unrealized appreciation was $1,072,213 which consisted of aggregate gross unrealized appreciation of $1,248,067 and aggregate gross unrealized depreciation of $175,854.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a  hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels.  Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3	—

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2010.  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Investment in Securities
	Level 1	Level 2	Level 3	Total
PowerShares Active AlphaQ Fund
Equity Securities	$21,219,510	$—	$—	$21,219,510
Money Market Fund	9,094	—	—	9,094
Total Investments	21,228,604	—	—	21,228,604

PowerShares Active Alpha Multi-Cap Fund
Equity Securities	2,450,524	—	—	2,450,524
Money Market Fund	1,160	—	—	1,160
Total Investments	2,451,684	—	—	2,451,684

PowerShares Active Low Duration Fund
Corporate Debt Securities	—	577,135	—	577,135
U.S. Government Sponsored Agency Securities	—	706,241	—	706,241
U.S. Treasury Securities	—	7,180,583	—	7,180,583
Money Market Fund	600,888	—	—	600,888
Futures Contracts *	12,597	—	—	12,597
Total Investments	613,485	8,463,959	—	9,077,444

PowerShares Active Mega Cap Fund
Equity Securities	3,326,171	—	—	3,326,171
Money Market Fund	169	—	—	169
Total Investments	3,326,340	—	—	3,326,340

PowerShares U.S. Real Estate Fund
Equity Securities	10,533,859	—	—	10,533,859
Money Market Fund	26,964	—	—	26,964
Total Investments	10,560,823	—	—	10,560,823

* Unrealized appreciation.

Derivative Investments

Active Low Duration has implemented new required Disclosures about derivative instruments and hedging activities in accordance with GAAP. GAAP has intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The Table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of July 31, 2010:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
PowerShares Active Low Duration Fund
Interest rate risk
Futures contracts (a)	$12,597	$—

(a)      Includes cumulative appreciation of futures contracts.

Effect of Derivative Instruments for the nine months ended July 31, 2010

The table below summarizes the gains on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Futures
PowerShares Active Low Duration Fund*
Realized Gain
Interest rate risk	$21,616
Change in Unrealized Appreciation
Interest rate risk	4,740
Total	$26,356

* The average value of outstanding futures during the period was $2,541,893.

Item 2.    Controls and Procedures.

(a)          The Registrant’s President and Treasurer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Actively Managed Exchange-Traded Fund Trust

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	September 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	September 28, 2010

By:	/s/ Bruce T. Duncan
Bruce T. Duncan
Treasurer

Date:	September 28, 2010